Derivatives (Schedule Of Cash Flow Hedges) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Amount of Gain (Loss) Reclassified from AOCI to Income	$ (5.8)	$ (1.3)	$ (0.1)
Cost of Products Sold [Member] | Foreign Exchange Contract on Inventory-Related Purchases [Member]
Amount of Gain (Loss) Reclassified from AOCI to Income	(5.1)	(1.8)	(2.6)
Interest Expense, Net [Member] | Foreign Exchange Contracts on Intercompany Borrowings [Member]
Amount of Gain (Loss) Reclassified from AOCI to Income	$ (0.7)	$ 0.5	$ 2.5